Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Furniture & Fittings	$ 77,698	$ 94,928
Total property and equipment	77,698	94,928
Balance	94,928
Balance	77,698	94,928
Plant and equipment [Member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	72,410	69,210
Less: Accumulated depreciation	(59,339)	(56,002)
Furniture & Fittings	13,071	13,208
Balance	13,208	10,189
Additions	3,200	2,110
Disposals
Depreciation expense	(3,337)	(909)
Depreciation expense	3,337	909
Balance	13,071	13,208
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	111,047	95,612
Less: Accumulated depreciation	(82,269)	(54,929)
Furniture & Fittings	28,778	40,683
Balance	40,683	51,971
Additions	15,435	12,687
Disposals
Depreciation expense	(38,628)	(23,975)
Depreciation expense	38,628	23,975
Balance	28,778	40,683
Office equipment [member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	2,090	2,090
Less: Accumulated depreciation	(1,508)	(1,313)
Furniture & Fittings	582	777
Balance	777	1,036
Additions
Disposals
Depreciation expense	(195)	(259)
Depreciation expense	195	259
Balance	582	777
Furnitrue and fittings [member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	49,537	49,537
Less: Accumulated depreciation	(14,270)	(9,277)
Furniture & Fittings	35,267	40,260
Balance	40,260	45,224
Additions
Disposals
Depreciation expense	(4,993)	(4,964)
Depreciation expense	4,993	4,964
Balance	$ 35,267	$ 40,260